Additional disclosure requirements - Preference Shares and Preferred Securities (Details) - Financial liabilities at amortized cost - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Subordinated liabilities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 9,241	€ 7,621
Preference shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	205	196
Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 9,036	€ 7,425